Organization and Principal Activities (Details) - Schedule of financial statements amounts and balances of the VIE ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Financial Statements Amounts And Balances Of The Vie Abstract
Total assets	¥ 353,941	$ 52,842	¥ 329,552
Total liabilities	¥ 227,967	$ 34,035	¥ 169,965